Consolidated statements of financial position - USD ($)	May 31, 2026	Aug. 31, 2025
Current
Cash and cash equivalents [note 5]	$ 814,205	$ 7,418,779
Restricted cash [note 5]	400,000	0
Trade and other receivables [note 6]	473,595	483,184
Income tax receivable	23,790	9,058
Inventories [note 7]	20,732,131	36,871,647
Prepaid expenses and deposits to suppliers [note 7]	3,794,604	3,771,918
Share subscription receivable [note 17]	103,795	28,526
Proceeds receivable from related parties [note 17]	6,556,314	10,389,917
Total current assets	32,898,434	58,973,029
Right-of-use assets [note 8]	8,619,943	7,070,321
Property and equipment [note 9]	2,907,119	3,307,055
Intangibles [note 10]	487,829	481,197
Goodwill [note 4]	190,935
Deferred income taxes	9,528
Other financial assets	128,876	81,655
Total assets	45,242,664	69,913,257
Current
Trade and other payables [notes 11 & 17]	8,339,672	8,607,790
Provision on onerous contracts	66,435	66,706
Contract liabilities [note 12]	3,633,851	5,674,870
Floor plan financing [note 14]	10,168,501	32,511,664
Amounts due to related parties [note 17]	60,000
Current portion of lease liabilities [note 13]	2,528,280	1,666,853
Current portion of long-term debt [note 15]	1,201,224	657,110
Current portion of derivative liabilities [note 16]	40,666	510,238
Total current liabilities	26,038,629	49,695,231
Lease liabilities [note 13]	6,390,401	5,338,738
Long-term debt [note 15]	1,127,690	1,373,885
Purchase consideration payable to related party [notes 16 and 17]	5,659,921	5,048,506
Deferred income taxes		5,895
Total liabilities	39,216,641	61,462,255
Shareholders' equity
Capital stock [note 18]	76,151,941	67,144,672
Contributed surplus [note 19]	12,358,583	11,785,399
Accumulated other comprehensive income	987,030	1,102,489
Deficit	(83,471,531)	(71,581,558)
Total shareholders' equity	6,026,023	8,451,002
Total shareholders' equity and liabilities	$ 45,242,664	$ 69,913,257